Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Charter party agreements (Table)

	Twelve month periods ending June 30,
+ inflows/ - outflows	Total	2023	2024	2025	2026	2027	2028 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$73,374	$73,374	$-	$-	$-	$-	$-

Total	$73,374	$73,374	$-	$-	$-	$-	$-

Commitments and Contingencies - Other commitments (Table)

	Twelve month periods ending June 30,
+ inflows/ - outflows	Total	2023	2024	2025	2026	2027	2028 and thereafter
Vessel BWTS and ESD (1)	$(13,837)	$(12,097)	$(1,740)	$-	$-	$-	$-

Total	$(13,837)	$(12,097)	$(1,740)	$-	$-	$-	$-